Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Individual Components of Debt

The following were individual components of debt:

	December 31,
	2024		2023
		Weighted		Weighted
		average		average
		interest		interest
	Carrying value	rate	Carrying value	rate
€250 million senior notes due 2025	$—	—%	$279	2.8%
$292 million senior debentures due 2025	292	7.5%	294	7.5%
€1,000 million senior notes due 2026	—	—%	1,121	2.9%
$500 million senior notes due 2027	479	3.4%	—	—%
$700 million receivables securitization due 2027	435	5.7%	—	—%
€750 million senior notes due 2027	781	1.5%	832	1.5%
$500 million senior notes due 2028	481	3.9%	—	—%
$600 million senior notes due 2028	580	4.0%	—	—%
Revolving credit facility due 2029	—	—%	4	4.6%
€100 million receivables securitization variable funding notes due 2029	—	—%	6	4.9%
€230 million receivables securitization variable funding notes due 2029	5	4.3%	14	5.0%
€500 million senior green notes due 2029	520	0.5%	553	0.5%
$750 million senior notes due 2029	749	4.9%	—	—%
$400 million senior notes due 2030	454	8.2%	—	—%
$750 million senior green notes due 2030	749	5.2%	—	—%
$300 million senior notes due 2031	339	8.0%	—	—%
$76 million senior notes due 2032	82	6.8%	—	—%
$500 million senior notes due 2032	473	4.2%	—	—%
€600 million senior green notes due 2032	624	3.5%	—	—%
€500 million senior green notes due 2033	519	1.0%	553	1.0%
$600 million senior notes due 2033	514	3.0%	—	—%
$1,000 million senior green notes due 2034	1,000	5.4%	—	—%
$850 million senior green notes due 2035	850	5.4%	—	—%
€600 million senior green notes due 2036	624	3.8%	—	—%
$3 million senior notes due 2037	3	6.8%	—	—%
$150 million senior notes due 2047	175	7.6%	—	—%
$1,000 million senior green notes due 2054	1,000	5.8%	—	—%
Commercial paper	546	4.8%	—	—%
Vendor financing and commercial card programs	116	—%	—	—%
Term loan facilities	600	6.1%	—	—%
Bank loans	120	7.6%	68	10.2%
Finance lease obligations	539	5.8%	29	3.6%
Bank overdrafts	9	2.1%	16	1.5%
Total debt, excluding debt issuance costs	13,658		3,769
Debt issuance costs	(63)		(22)
Total debt	13,595		3,747
Less: Current portion of debt	(1,053)		(78)
Non-current debt due after one year	$12,542		$3,669

Schedule of Maturities of Long-Term Debt

As of December 31, 2024, the aggregate maturities of debt, excluding finance lease obligations, for the succeeding five years and thereafter are as follows:

Year ended December 31, 2025	$1,030
Year ended December 31, 2026	30
Year ended December 31, 2027	1,731
Year ended December 31, 2028	1,105
Year ended December 31, 2029	1,877
Year ended December 31, 2030 and thereafter	7,399
Unamortized fair value adjustments, bond discounts and debt issuance costs	(116)
Total	$13,056

The maturity profile of undrawn committed facilities are as follows:

	2024	2023
Within one year	$—	$—
Between one and two years	—	—
More than two years	5,079	1,832